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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE WARBURG PINCUS VALUE FUND

     THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

In light of the fund's emphasis on value stocks, effective immediately, the fund has changed its performance benchmark to the Russell 1000(R) Value Index. The following information replaces similar information found on page 6 of the prospectus with respect to the fund:

                          AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDING DECEMBER 31, 2000)                           PAST YEAR         PAST 5 YEARS         PAST 10 YEARS
VALUE FUND CLASS A                                                      2.11%             16.68%               15.33%
VALUE FUND CLASS B*                                                     3.62%              N/A                  N/A
VALUE FUND CLASS D**                                                    8.64%              N/A                  N/A
S&P 500***                                                             (9.11)%            18.33%               17.46%
RUSSELL 1000 VALUE INDEX****                                            7.02%             16.91%               17.33%

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Common Class shares on February 28, 2000 and August 1, 2000, respectively. Prior to the date of this prospectus, the Fund had not yet offered Adviser Class shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

* The since inception (February 28, 1996) average annual total return for Class B shares for the period ending December 31, 2000 was 16.51%.

** The since inception (April 30, 1999) average annual total return for Class D shares for the period ending December 31, 2000 was 7.17%.

*** The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses.


**** Russell 1000(R) Value Index measures the performance of those Russell
     1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

     November 15, 2001                                             CSWPF-16-1101